Revenue Information	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue Information

14. REVENUE INFORMATION

Revenues consist of the following:

	For the Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Revenues generated from group chatting services	211,760,853	225,367,240	216,386,896
Revenues generated from games services	106,742,196	113,639,697	124,033,272
Others	374,515	668,908	1,517,942
Total revenues	318,877,564	339,675,845	341,938,110

The Company’s platform does not require real-name and country of registration of its users. Therefore, the Company does not disclose the revenue information by geographical region because country information of its users is not available or not verified by the Company.